UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04363

AMERICAN CENTURY GOVERNMENT INCOME TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	03-31

Date of reporting period:	12-31-2016

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
Capital Preservation Fund
December 31, 2016

Capital Preservation - Schedule of Investments
DECEMBER 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY NOTES(1) — 33.0%
U.S. Treasury Notes, VRN, 0.63%, 1/4/17	35,000,000	34,993,854
U.S. Treasury Notes, VRN, 0.64%, 1/4/17	50,000,000	49,999,750
U.S. Treasury Notes, VRN, 0.69%, 1/4/17	15,000,000	15,001,097
U.S. Treasury Notes, VRN, 0.72%, 1/4/17	10,000,000	9,997,735
U.S. Treasury Notes, VRN, 0.73%, 1/4/17	50,000,000	50,013,128
U.S. Treasury Notes, VRN, 0.75%, 1/4/17	90,000,000	90,004,001
U.S. Treasury Notes, VRN, 0.83%, 1/4/17	7,026,000	7,028,996
U.S. Treasury Notes, 0.75%, 1/15/17	200,000,000	200,026,396
U.S. Treasury Notes, 0.50%, 1/31/17	65,000,000	65,008,052
U.S. Treasury Notes, 0.875%, 1/31/17	90,000,000	90,031,103
U.S. Treasury Notes, 3.125%, 1/31/17	50,000,000	50,111,313
U.S. Treasury Notes, 0.625%, 2/15/17	25,000,000	25,005,387
U.S. Treasury Notes, 0.50%, 4/30/17	50,000,000	49,994,409
TOTAL U.S. TREASURY NOTES		737,215,221
U.S. TREASURY BILLS(1) — 63.2%
U.S. Treasury Bills, 0.34%, 1/5/17	50,000,000	49,998,111
U.S. Treasury Bills, 0.31%, 1/12/17	50,000,000	49,995,264
U.S. Treasury Bills, 0.37%, 1/12/17	50,000,000	49,994,500
U.S. Treasury Bills, 0.35%, 1/19/17	75,000,000	74,987,250
U.S. Treasury Bills, 0.43%, 1/19/17	50,000,000	49,989,362
U.S. Treasury Bills, 0.50%, 1/19/17	35,000,000	34,991,425
U.S. Treasury Bills, 0.32%, 1/26/17	75,000,000	74,983,594
U.S. Treasury Bills, 0.38%, 1/26/17	25,000,000	24,993,576
U.S. Treasury Bills, 0.49%, 1/26/17	65,000,000	64,978,085
U.S. Treasury Bills, 0.36%, 2/2/17	100,000,000	99,968,889
U.S. Treasury Bills, 0.43%, 2/9/17	100,000,000	99,954,500
U.S. Treasury Bills, 0.51%, 2/16/17	50,000,000	49,968,056
U.S. Treasury Bills, 0.52%, 2/16/17	65,000,000	64,957,642
U.S. Treasury Bills, 0.49%, 2/23/17	75,000,000	74,947,000
U.S. Treasury Bills, 0.49%, 3/2/17	100,000,000	99,920,000
U.S. Treasury Bills, 0.49%, 3/9/17	81,225,000	81,151,683
U.S. Treasury Bills, 0.50%, 3/9/17	43,775,000	43,735,080
U.S. Treasury Bills, 0.51%, 3/23/17	25,000,000	24,971,875
U.S. Treasury Bills, 0.52%, 3/23/17	100,000,000	99,884,687
U.S. Treasury Bills, 0.48%, 4/27/17	46,640,000	46,568,615
U.S. Treasury Bills, 0.51%, 5/4/17	25,000,000	24,957,292
U.S. Treasury Bills, 0.66%, 6/29/17	42,000,000	41,864,780
U.S. Treasury Bills, 0.67%, 6/29/17	8,680,000	8,651,515
U.S. Treasury Bills, 0.68%, 6/29/17	75,000,000	74,751,824
TOTAL U.S. TREASURY BILLS		1,411,164,605
TEMPORARY CASH INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,315,880	2,315,880
TOTAL INVESTMENT SECURITIES — 96.3%		2,150,695,706
OTHER ASSETS AND LIABILITIES — 3.7%		81,520,585
TOTAL NET ASSETS — 100.0%		$2,232,216,291

NOTES TO SCHEDULE OF INVESTMENTS
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	The rates for U.S. Treasury Bills are the yield to maturity at purchase. The rates for U.S. Treasury Notes are the stated coupon rates.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments are generally valued at amortized cost, which approximates fair value. Open-end management investment companies are valued at the reported NAV per share. If the fund determines that the valuation methods do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Treasury Notes	—	737,215,221	—
U.S. Treasury Bills	—	1,411,164,605	—
Temporary Cash Investments	2,315,880	—	—
	2,315,880	2,148,379,826	—

3. Federal Tax Information

As of December 31, 2016, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments	$2,150,695,706

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Ginnie Mae Fund
December 31, 2016

Ginnie Mae - Schedule of Investments
DECEMBER 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(1) — 101.2%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 2.4%
GNMA VRN, 2.00%, 1/1/17 to 4/1/17	12,343,005	12,821,755
GNMA VRN, 2.125%, 1/1/17 to 10/1/17	13,479,211	14,012,156
		26,833,911
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 98.8%
GNMA, 2.50%, 6/20/46 to 7/20/46	44,182,656	42,910,142
GNMA, 3.00%, 1/24/17(2)	155,000,000	156,841,109
GNMA, 3.00%, 2/20/43 to 7/20/45	42,800,808	43,466,700
GNMA, 3.50%, 1/24/17(2)	105,000,000	109,082,204
GNMA, 3.50%, 12/20/41 to 12/20/44	316,190,015	329,821,496
GNMA, 4.00%, 12/20/39 to 5/15/42	129,689,245	138,467,769
GNMA, 4.50%, 7/15/33 to 3/20/42	83,257,441	90,260,928
GNMA, 5.00%, 6/15/33 to 5/20/41	70,296,745	77,526,289
GNMA, 5.50%, 4/15/33 to 8/15/39	69,227,803	77,656,629
GNMA, 6.00%, 2/20/26 to 2/20/39	30,956,611	35,334,553
GNMA, 6.50%, 9/20/23 to 11/15/38	3,430,113	3,933,572
GNMA, 6.50%, 7/20/38(3)	1,223,257	1,399,144
GNMA, 7.00%, 12/20/25 to 12/20/29	696,634	818,413
GNMA, 7.25%, 4/15/23 to 6/15/23	33,117	33,832
GNMA, 7.50%, 12/20/23 to 2/20/31	143,624	174,578
GNMA, 7.75%, 11/15/22	14,539	14,593
GNMA, 7.77%, 4/15/20 to 6/15/20	70,444	71,937
GNMA, 7.89%, 9/20/22	7,315	7,341
GNMA, 7.98%, 6/15/19	7,050	7,074
GNMA, 8.00%, 4/20/17 to 7/20/30	659,460	691,956
GNMA, 8.25%, 5/15/17 to 2/15/22	127,609	129,848
GNMA, 8.50%, 2/15/17 to 12/15/30	438,531	477,290
GNMA, 8.75%, 7/20/17 to 7/15/27	59,657	60,817
GNMA, 9.00%, 1/15/17 to 1/15/25	167,875	175,710
GNMA, 9.25%, 6/20/21 to 3/15/25	42,589	43,305
GNMA, 9.50%, 8/15/17 to 7/20/25	135,155	137,965
GNMA, 9.75%, 12/15/18 to 11/20/21	36,667	37,584
GNMA, 10.00%, 12/15/17 to 8/15/21	1,723	1,740
GNMA, 10.25%, 2/15/19	2,662	2,676
GNMA, 10.50%, 4/20/19	11	11
GNMA, 11.00%, 9/15/18 to 6/15/20	15,364	15,455
		1,109,602,660
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $1,127,059,893)		1,136,436,571
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS(1) — 10.8%
GNMA, Series 2000-22, Class FG, VRN, 0.91%, 1/16/17	8,164	8,177
GNMA, Series 2001-59, Class FD, VRN, 1.21%, 1/16/17	506,556	508,853
GNMA, Series 2001-62, Class FB, VRN, 1.21%, 1/16/17	1,029,495	1,036,355
GNMA, Series 2002-13, Class FA, VRN, 1.21%, 1/16/17	655,120	659,921
GNMA, Series 2002-24, Class FA, VRN, 1.21%, 1/16/17	1,346,644	1,358,270
GNMA, Series 2002-29, Class FA SEQ, VRN, 1.09%, 1/20/17	494,487	497,369
GNMA, Series 2002-31, Class FW, VRN, 1.11%, 1/16/17	388,967	391,094
GNMA, Series 2003-110, Class F, VRN, 1.14%, 1/20/17	1,763,778	1,767,755

GNMA, Series 2003-42, Class FW, VRN, 1.09%, 1/20/17	683,769	684,163
GNMA, Series 2003-66, Class HF, VRN, 1.19%, 1/20/17	1,065,408	1,073,645
GNMA, Series 2004-39, Class XF SEQ, VRN, 0.96%, 1/16/17	689,058	689,710
GNMA, Series 2004-76, Class F, VRN, 1.14%, 1/20/17	1,503,227	1,506,496
GNMA, Series 2005-13, Class FA, VRN, 0.94%, 1/20/17	3,988,682	3,944,146
GNMA, Series 2007-5, Class FA, VRN, 0.88%, 1/20/17	3,869,859	3,855,950
GNMA, Series 2007-58, Class FC, VRN, 1.24%, 1/20/17	2,404,941	2,415,386
GNMA, Series 2007-74, Class FL, VRN, 1.17%, 1/16/17	5,594,935	5,617,303
GNMA, Series 2008-18, Class FH, VRN, 1.34%, 1/20/17	3,327,317	3,355,899
GNMA, Series 2008-2, Class LF, VRN, 1.20%, 1/20/17	2,442,972	2,451,725
GNMA, Series 2008-27, Class FB, VRN, 1.29%, 1/20/17	5,973,364	6,049,892
GNMA, Series 2008-61, Class KF, VRN, 1.41%, 1/20/17	2,996,946	3,052,212
GNMA, Series 2008-73, Class FK, VRN, 1.50%, 1/20/17	4,116,892	4,211,477
GNMA, Series 2008-75, Class F, VRN, 1.27%, 1/20/17	4,581,768	4,618,259
GNMA, Series 2008-88, Class UF, VRN, 1.74%, 1/20/17	2,766,660	2,846,073
GNMA, Series 2009-109, Class FA, VRN, 1.11%, 1/16/17	421,056	421,396
GNMA, Series 2009-127, Class FA, VRN, 1.29%, 1/20/17	3,871,831	3,891,498
GNMA, Series 2009-76, Class FB, VRN, 1.31%, 1/16/17	2,717,719	2,743,367
GNMA, Series 2009-92, Class FJ, VRN, 1.39%, 1/16/17	1,651,740	1,671,043
GNMA, Series 2010-14, Class QF, VRN, 1.16%, 1/16/17	11,574,311	11,619,221
GNMA, Series 2010-25, Class FB, VRN, 1.26%, 1/16/17	8,757,858	8,818,369
GNMA, Series 2012-105, Class FE, VRN, 1.04%, 1/20/17	10,145,085	10,102,128
GNMA, Series 2015-111, Class FK, VRN, 0.82%, 1/1/17	10,076,385	10,046,143
GNMA, Series 2015-80, Class YF, VRN, 1.14%, 1/16/17	13,581,002	13,624,437
GNMA, Series 2016-68, Class MF, VRN, 0.92%, 1/1/17	5,892,953	5,890,121
TOTAL U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $121,403,529)		121,427,853
TEMPORARY CASH INVESTMENTS — 11.6%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.75%, 11/15/42, valued at $77,008,153), at 0.10%, dated 12/30/16, due 1/3/17 (Delivery value $75,496,839)		75,496,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	54,669,942	54,669,942
TOTAL TEMPORARY CASH INVESTMENTS (Cost $130,165,942)		130,165,942
TOTAL INVESTMENT SECURITIES — 123.6% (Cost $1,378,629,364)		1,388,030,366
OTHER ASSETS AND LIABILITIES(4) — (23.6)%		(264,596,334)
TOTAL NET ASSETS — 100.0%		$1,123,434,032

NOTES TO SCHEDULE OF INVESTMENTS
GNMA	-	Government National Mortgage Association
SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Final maturity date indicated, unless otherwise noted.

(2)	Forward commitment. Settlement date is indicated.

(3)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on forward commitments. At the period end, the aggregate value of securities pledged was $976,228.

(4)	Amount relates primarily to payable for investments purchased, but not settled, at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Government Agency Mortgage-Backed Securities	—	1,136,436,571	—
U.S. Government Agency Collateralized Mortgage Obligations	—	121,427,853	—
Temporary Cash Investments	54,669,942	75,496,000	—
	54,669,942	1,333,360,424	—

3. Federal Tax Information

As of December 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,378,629,364
Gross tax appreciation of investments	$19,427,826
Gross tax depreciation of investments	(10,026,824)
Net tax appreciation (depreciation) of investments	$9,401,002

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Government Bond Fund
December 31, 2016

Government Bond - Schedule of Investments
DECEMBER 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(1) — 46.6%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 7.7%
FHLMC, VRN, 2.04%, 1/15/17	1,911,424	2,006,438
FHLMC, VRN, 2.05%, 1/15/17	2,655,464	2,698,369
FHLMC, VRN, 2.31%, 1/15/17	2,461,832	2,481,628
FHLMC, VRN, 2.51%, 1/15/17	2,757,887	2,833,245
FHLMC, VRN, 2.59%, 1/15/17	2,322,167	2,364,875
FHLMC, VRN, 2.62%, 1/15/17	2,497,581	2,560,076
FHLMC, VRN, 2.68%, 1/15/17	1,687,663	1,783,612
FHLMC, VRN, 2.78%, 1/15/17	1,206,731	1,275,831
FHLMC, VRN, 2.81%, 1/15/17	690,190	728,422
FHLMC, VRN, 2.87%, 1/15/17	2,760,340	2,836,541
FHLMC, VRN, 2.97%, 1/15/17	416,187	437,425
FHLMC, VRN, 3.01%, 1/15/17	430,062	455,675
FHLMC, VRN, 3.09%, 1/15/17	738,976	781,736
FHLMC, VRN, 3.13%, 1/15/17	1,030,020	1,085,281
FHLMC, VRN, 3.20%, 1/15/17	1,803,582	1,845,453
FHLMC, VRN, 3.22%, 1/15/17	538,590	566,491
FHLMC, VRN, 3.77%, 1/15/17	2,007,466	2,078,211
FHLMC, VRN, 4.07%, 1/15/17	378,662	391,559
FHLMC, VRN, 5.71%, 1/15/17	1,019,383	1,072,909
FNMA, VRN, 2.06%, 1/25/17	3,421,217	3,562,932
FNMA, VRN, 2.42%, 1/25/17	1,835,392	1,862,048
FNMA, VRN, 2.59%, 1/25/17	1,911,508	1,993,163
FNMA, VRN, 2.61%, 1/25/17	667,914	705,850
FNMA, VRN, 2.62%, 1/25/17	2,730,962	2,775,092
FNMA, VRN, 2.67%, 1/25/17	4,070,263	4,182,231
FNMA, VRN, 2.74%, 1/25/17	1,104,454	1,161,521
FNMA, VRN, 2.76%, 1/25/17	4,959,655	5,029,143
FNMA, VRN, 2.77%, 1/25/17	6,027,061	6,143,089
FNMA, VRN, 2.80%, 1/25/17	1,504,130	1,572,563
FNMA, VRN, 2.81%, 1/25/17	1,397,393	1,457,046
FNMA, VRN, 2.81%, 1/25/17	1,651,677	1,719,563
FNMA, VRN, 2.81%, 1/25/17	1,213,214	1,265,370
FNMA, VRN, 2.81%, 1/25/17	1,157,159	1,206,040
FNMA, VRN, 2.95%, 1/25/17	811,049	856,691
FNMA, VRN, 3.02%, 1/25/17	1,774,626	1,829,038
FNMA, VRN, 3.10%, 1/25/17	1,410,319	1,480,145
FNMA, VRN, 3.20%, 1/25/17	1,329,247	1,403,219
FNMA, VRN, 3.33%, 1/25/17	2,460,584	2,548,488
FNMA, VRN, 3.37%, 1/25/17	1,238,006	1,313,899
FNMA, VRN, 3.39%, 1/25/17	577,841	614,176
FNMA, VRN, 4.77%, 1/25/17	535,346	566,178
GNMA, VRN, 2.00%, 1/20/17	280,965	288,786
GNMA, VRN, 2.00%, 1/20/17	494,356	511,444
GNMA, VRN, 2.00%, 1/20/17	1,169,414	1,215,106
GNMA, VRN, 2.00%, 1/20/17	245,017	253,733
GNMA, VRN, 2.00%, 1/20/17	674,119	701,081

GNMA, VRN, 2.00%, 1/20/17	1,313,377	1,364,354
GNMA, VRN, 2.125%, 1/20/17	1,111,097	1,159,901
GNMA, VRN, 2.50%, 1/20/17	833,997	874,074
		81,899,741
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 38.9%
FHLMC, 4.50%, 1/1/19	143,652	147,433
FHLMC, 5.00%, 5/1/23	1,950,781	2,089,604
FHLMC, 5.50%, 10/1/34	349,810	388,821
FHLMC, 5.50%, 4/1/38	3,095,485	3,453,193
FHLMC, 4.00%, 12/1/40	1,822,252	1,926,378
FHLMC, 3.00%, 2/1/43	10,356,924	10,349,099
FHLMC, 6.50%, 7/1/47	16,615	18,165
FNMA, 3.00%, 1/18/17(2)	42,500,000	42,193,071
FNMA, 3.50%, 1/18/17(2)	44,160,000	45,236,538
FNMA, 4.50%, 1/18/17(2)	45,000,000	48,391,031
FNMA, 4.50%, 6/1/18	68,482	70,407
FNMA, 4.50%, 5/1/19	536,072	552,022
FNMA, 5.00%, 9/1/20	83,960	87,975
FNMA, 4.50%, 11/1/20	58,283	60,407
FNMA, 6.50%, 3/1/32	97,237	112,297
FNMA, 7.00%, 6/1/32	108,916	126,486
FNMA, 6.50%, 8/1/32	105,877	121,278
FNMA, 5.50%, 7/1/33	757,215	848,533
FNMA, 5.00%, 11/1/33	4,330,735	4,758,332
FNMA, 6.00%, 12/1/33	2,771,948	3,156,631
FNMA, 5.50%, 8/1/34	3,078,750	3,454,141
FNMA, 5.50%, 9/1/34	168,019	186,686
FNMA, 5.50%, 10/1/34	1,481,053	1,663,442
FNMA, 5.00%, 8/1/35	538,533	588,124
FNMA, 5.50%, 1/1/36	3,352,303	3,755,889
FNMA, 5.00%, 2/1/36	321,843	351,570
FNMA, 5.50%, 4/1/36	830,662	929,551
FNMA, 5.00%, 5/1/36	1,449,963	1,584,505
FNMA, 5.50%, 12/1/36	494,535	552,929
FNMA, 5.50%, 2/1/37	1,840,128	2,057,494
FNMA, 6.50%, 8/1/37	379,521	419,744
FNMA, 6.00%, 9/1/37	668,121	757,433
FNMA, 6.00%, 11/1/37	3,418,595	3,899,881
FNMA, 6.00%, 9/1/38	130,581	137,327
FNMA, 4.50%, 2/1/39	1,376,407	1,483,088
FNMA, 4.50%, 4/1/39	915,441	993,448
FNMA, 4.50%, 5/1/39	2,328,335	2,527,361
FNMA, 6.50%, 5/1/39	2,208,651	2,503,052
FNMA, 4.50%, 10/1/39	3,723,731	4,042,710
FNMA, 4.50%, 3/1/40	6,095,736	6,612,947
FNMA, 4.00%, 10/1/40	4,005,771	4,252,191
FNMA, 4.50%, 11/1/40	3,476,113	3,766,522
FNMA, 4.50%, 6/1/41	4,351,381	4,699,816
FNMA, 4.00%, 8/1/41	3,603,917	3,817,995
FNMA, 4.50%, 9/1/41	1,966,672	2,121,747
FNMA, 3.50%, 10/1/41	4,264,418	4,397,318
FNMA, 4.00%, 12/1/41	8,326,754	8,776,093
FNMA, 3.50%, 5/1/42	2,837,012	2,925,350

FNMA, 3.50%, 6/1/42	2,619,406	2,701,043
FNMA, 3.50%, 9/1/42	2,734,909	2,819,303
FNMA, 3.50%, 12/1/42	4,543,261	4,682,191
FNMA, 3.50%, 11/1/45	4,330,547	4,440,971
FNMA, 3.50%, 11/1/45	4,345,158	4,456,076
FNMA, 4.00%, 11/1/45	6,416,838	6,750,443
FNMA, 4.00%, 2/1/46	8,548,845	8,995,351
FNMA, 3.50%, 3/1/46	5,044,723	5,173,114
FNMA, 4.00%, 4/1/46	18,428,678	19,391,627
FNMA, 3.50%, 5/1/46	5,129,058	5,260,358
FNMA, 6.50%, 8/1/47	39,744	43,785
FNMA, 6.50%, 9/1/47	74,133	81,543
FNMA, 6.50%, 9/1/47	4,985	5,494
FNMA, 6.50%, 9/1/47	54,668	60,064
FNMA, 6.50%, 9/1/47	14,589	15,996
FNMA, 6.00%, 4/1/48	498,633	547,742
GNMA, 2.50%, 1/24/17(2)	8,100,000	7,855,203
GNMA, 3.50%, 1/24/17(2)	5,000,000	5,194,391
GNMA, 4.00%, 1/24/17(2)	15,000,000	15,922,172
GNMA, 5.50%, 12/20/38	1,934,364	2,142,569
GNMA, 6.00%, 1/20/39	531,652	601,530
GNMA, 5.00%, 3/20/39	2,682,600	2,989,426
GNMA, 5.50%, 3/20/39	990,578	1,099,254
GNMA, 5.50%, 4/20/39	1,795,992	1,990,050
GNMA, 4.50%, 1/15/40	1,635,214	1,770,255
GNMA, 4.00%, 11/20/40	7,185,809	7,706,421
GNMA, 4.00%, 12/15/40	1,498,528	1,596,505
GNMA, 4.50%, 7/20/41	6,518,686	7,007,083
GNMA, 3.50%, 6/20/42	9,187,968	9,596,624
GNMA, 3.50%, 7/20/42	7,013,712	7,319,228
GNMA, 4.50%, 8/20/42	5,388,287	5,804,770
GNMA, 4.00%, 9/20/45	9,981,198	10,608,038
GNMA, 2.50%, 6/20/46	9,822,760	9,539,854
GNMA, 2.50%, 7/20/46	12,507,219	12,146,992
		413,661,521
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $493,489,572)		495,561,262
U.S. TREASURY SECURITIES — 45.2%
U.S. Treasury Bills, 0.73%, 11/9/17(3)	20,000,000	19,863,500
U.S. Treasury Bills, 0.87%, 12/7/17(3)	14,000,000	13,895,168
U.S. Treasury Bonds, 8.125%, 8/15/21	14,247,000	18,134,123
U.S. Treasury Bonds, 7.125%, 2/15/23	7,000,000	9,007,656
U.S. Treasury Bonds, 3.50%, 2/15/39	4,300,000	4,695,325
U.S. Treasury Bonds, 4.375%, 11/15/39	5,000,000	6,163,025
U.S. Treasury Bonds, 4.625%, 2/15/40	8,100,000	10,335,738
U.S. Treasury Bonds, 4.375%, 5/15/41	1,500,000	1,852,945
U.S. Treasury Bonds, 3.125%, 11/15/41	800,000	810,508
U.S. Treasury Bonds, 3.125%, 2/15/42	600,000	607,778
U.S. Treasury Bonds, 2.75%, 11/15/42	2,840,000	2,677,424
U.S. Treasury Bonds, 2.875%, 5/15/43	10,000,000	9,640,970
U.S. Treasury Bonds, 3.75%, 11/15/43	5,600,000	6,337,330
U.S. Treasury Bonds, 3.125%, 8/15/44	19,070,000	19,262,664
U.S. Treasury Bonds, 3.00%, 11/15/44	7,400,000	7,295,512
U.S. Treasury Bonds, 2.50%, 2/15/45	8,600,000	7,644,506

U.S. Treasury Bonds, 3.00%, 5/15/45	4,300,000	4,233,230
U.S. Treasury Notes, 4.75%, 8/15/17	11,950,000	12,244,173
U.S. Treasury Notes, 0.75%, 10/31/17	7,000,000	6,994,442
U.S. Treasury Notes, 0.875%, 1/31/18	22,000,000	21,985,832
U.S. Treasury Notes, 2.625%, 4/30/18	6,500,000	6,638,534
U.S. Treasury Notes, 0.75%, 8/31/18	24,000,000	23,849,136
U.S. Treasury Notes, 0.75%, 10/31/18	6,000,000	5,956,572
U.S. Treasury Notes, 1.25%, 10/31/18	10,000,000	10,015,690
U.S. Treasury Notes, 1.25%, 11/15/18	10,500,000	10,515,561
U.S. Treasury Notes, 1.50%, 2/28/19	47,400,000	47,653,922
U.S. Treasury Notes, 1.625%, 7/31/19	4,000,000	4,027,116
U.S. Treasury Notes, 1.75%, 9/30/19(4)	5,000,000	5,047,880
U.S. Treasury Notes, 1.50%, 11/30/19	1,400,000	1,402,337
U.S. Treasury Notes, 1.375%, 12/15/19	7,300,000	7,279,151
U.S. Treasury Notes, 1.625%, 12/31/19	22,100,000	22,200,533
U.S. Treasury Notes, 1.25%, 1/31/20	5,300,000	5,258,999
U.S. Treasury Notes, 1.375%, 2/29/20	2,000,000	1,989,680
U.S. Treasury Notes, 1.50%, 5/31/20	12,100,000	12,057,251
U.S. Treasury Notes, 3.625%, 2/15/21	2,500,000	2,681,927
U.S. Treasury Notes, 2.25%, 4/30/21	3,300,000	3,355,443
U.S. Treasury Notes, 1.125%, 8/31/21	13,000,000	12,550,421
U.S. Treasury Notes, 2.00%, 10/31/21	17,000,000	17,035,428
U.S. Treasury Notes, 2.00%, 11/15/21	2,100,000	2,104,072
U.S. Treasury Notes, 2.00%, 2/15/22	10,600,000	10,607,091
U.S. Treasury Notes, 1.75%, 5/15/22	26,800,000	26,382,885
U.S. Treasury Notes, 1.375%, 8/31/23	25,500,000	24,131,568
U.S. Treasury Notes, 2.00%, 2/15/25	16,000,000	15,554,224
U.S. Treasury Notes, 2.125%, 5/15/25	13,800,000	13,512,035
U.S. Treasury Notes, 2.25%, 11/15/25	4,600,000	4,535,310
U.S. Treasury Notes, 2.00%, 11/15/26	1,000,000	960,727
TOTAL U.S. TREASURY SECURITIES (Cost $478,551,518)		480,985,342
COLLATERALIZED MORTGAGE OBLIGATIONS(1) — 19.1%
FHLMC, Series 2685, Class ND SEQ, 4.00%, 10/15/18	494,541	502,198
FHLMC, Series 2706, Class BL SEQ, 3.50%, 11/15/18	595,633	606,308
FHLMC, Series 2784, Class HJ SEQ, 4.00%, 4/15/19	1,225,210	1,253,299
FHLMC, Series 2812, Class MF, VRN, 1.15%, 1/15/17	3,221,093	3,230,670
FHLMC, Series 2824, Class LB SEQ, 4.50%, 7/15/24	1,129,969	1,197,579
FHLMC, Series 3076, Class BM SEQ, 4.50%, 11/15/25	2,542,377	2,707,386
FHLMC, Series 3149, Class LF, VRN, 1.00%, 1/15/17	9,158,376	9,121,873
FHLMC, Series 3153, Class FJ, VRN, 1.08%, 1/15/17	2,963,333	2,961,303
FHLMC, Series 3397, Class GF, VRN, 1.20%, 1/15/17	1,351,677	1,351,479
FHLMC, Series 3417, Class FA, VRN, 1.20%, 1/15/17	2,218,849	2,227,189
FHLMC, Series 3778, Class L SEQ, 3.50%, 12/15/25	11,104,439	11,641,179
FHLMC, Series 3810, Class QB SEQ, 3.50%, 2/15/26	5,000,000	5,222,250
FHLMC, Series K037, Class A1 SEQ, 2.59%, 4/25/23	5,425,868	5,516,274
FHLMC, Series K039, Class A2, 3.30%, 7/25/24	12,510,000	13,010,713
FHLMC, Series K041, Class A2, 3.17%, 10/25/24	15,000,000	15,444,819
FHLMC, Series K716, Class A2, 3.13%, 6/25/21	7,000,000	7,281,005
FHLMC, Series K722, Class A1, 2.18%, 5/25/22	5,060,190	5,052,691
FHLMC, Series KIR1, Class A2, 2.85%, 3/25/26	9,600,000	9,539,496
FHLMC, Series KP03, Class A2 SEQ, 1.78%, 7/25/19	7,800,000	7,775,429
FNMA, Series 2003-123, Class AY SEQ, 4.00%, 12/25/18	598,497	607,492
FNMA, Series 2003-125, Class AY SEQ, 4.00%, 12/25/18	947,343	963,505

FNMA, Series 2004-17, Class CJ SEQ, 4.00%, 4/25/19	874,983	885,666
FNMA, Series 2004-32, Class AY SEQ, 4.00%, 5/25/19	729,601	745,875
FNMA, Series 2005-103, Class FP, VRN, 1.06%, 1/25/17	3,165,141	3,151,885
FNMA, Series 2007-36, Class FB, VRN, 1.16%, 1/25/17	347,550	347,530
FNMA, Series 2008-9, Class FA, VRN, 1.26%, 1/25/17	9,942,918	9,987,098
FNMA, Series 2009-89, Class FD, VRN, 1.36%, 1/25/17	1,858,051	1,873,519
FNMA, Series 2011-3, Class EL, 3.00%, 5/25/20	385,423	390,220
FNMA, Series 2013-M11, Class FA SEQ, VRN, 1.09%, 1/25/17	1,999,691	2,002,777
FNMA, Series 2014-M10, Class ASQ1, 1.52%, 9/25/19	9,275,053	9,244,246
FNMA, Series 2014-M12, Class ASV2, VRN, 2.61%, 1/1/17	13,000,000	13,158,530
FNMA, Series 2014-M4, Class ASQ2 SEQ, 1.27%, 1/25/17	422,515	422,155
FNMA, Series 2015-M12, Class FA, VRN, 0.87%, 1/1/17	11,649,689	11,670,454
FNMA, Series 2015-M8, Class FA, VRN, 0.70%, 1/1/17	11,767,558	11,763,119
FNMA, Series 2016-11, Class FB, VRN, 1.08%, 1/1/17	7,166,996	7,200,126
FNMA, Series 2016-M13, Class FA, VRN, 1.23%, 1/25/17	5,800,000	5,798,188
FNMA, Series 2016-M2, Class FA, VRN, 1.38%, 1/1/17	6,213,372	6,281,345
GNMA, Series 2007-5, Class FA, VRN, 0.88%, 1/20/17	983,647	980,111
GNMA, Series 2008-18, Class FH, VRN, 1.34%, 1/20/17	1,791,632	1,807,022
GNMA, Series 2010-14, Class QF, VRN, 1.16%, 1/16/17	5,013,143	5,032,595
GNMA, Series 2010-163, Class KC SEQ, 4.50%, 6/20/39	2,630,066	2,727,153
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $202,163,949)		202,683,751
U.S. GOVERNMENT AGENCY SECURITIES — 2.3%
FNMA, 2.125%, 4/24/26	3,100,000	2,930,842
FNMA, 6.625%, 11/15/30	15,700,000	21,833,001
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $23,812,727)		24,763,843
TEMPORARY CASH INVESTMENTS — 2.1%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 11/15/43, valued at $13,351,079), at 0.10%, dated 12/30/16, due 1/3/17 (Delivery value $13,084,145)		13,084,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	9,437,896	9,437,896
TOTAL TEMPORARY CASH INVESTMENTS (Cost $22,521,896)		22,521,896
TOTAL INVESTMENT SECURITIES — 115.3% (Cost $1,220,539,662)		1,226,516,094
OTHER ASSETS AND LIABILITIES(5) — (15.3)%		(163,114,814)
TOTAL NET ASSETS — 100.0%		$1,063,401,280

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
75	U.S. Treasury 2-Year Notes	March 2017	16,251,562	(3,853)
140	U.S. Treasury 5-Year Notes	March 2017	16,472,969	(25,471)
			32,724,531	(29,324)

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Notional Amount ($)	Floating Rate Referenced Index	Pay/Receive Total Return of Referenced Index	Fixed Rate (%)	Termination Date	Value ($)
Goldman Sachs & Co.	5,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.25	11/15/26	31,787
Goldman Sachs & Co.	5,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.28	11/16/26	13,815
Goldman Sachs & Co.	4,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.28	11/21/26	11,401
Morgan Stanley & Co.	6,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.24	11/15/26	39,648
Morgan Stanley & Co.	6,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.28	11/16/26	19,592
Morgan Stanley & Co.	7,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.27	11/21/26	26,981
						143,224

NOTES TO SCHEDULE OF INVESTMENTS
CPI	-	Consumer Price Index
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
NSA	-	Not Seasonally Adjusted
SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Final maturity date indicated, unless otherwise noted.

(2)	Forward commitment. Settlement date is indicated.

(3)	The rate indicated is the yield to maturity at purchase.

(4)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts and/or forward commitments. At the period end, the aggregate value of securities pledged was $429,246.

(5)	Amount relates primarily to payable for investments purchased, but not settled, at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Government Agency Mortgage-Backed Securities	—	495,561,262	—
U.S. Treasury Securities	—	480,985,342	—
Collateralized Mortgage Obligations	—	202,683,751	—
U.S. Government Agency Securities	—	24,763,843	—
Temporary Cash Investments	9,437,896	13,084,000	—
	9,437,896	1,217,078,198	—
Other Financial Instruments
Swap Agreements	—	143,224	—

Liabilities
Other Financial Instruments
Futures Contracts	29,324	—	—

3. Federal Tax Information

As of December 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,221,721,118
Gross tax appreciation of investments	$16,283,445
Gross tax depreciation of investments	(11,488,469)
Net tax appreciation (depreciation) of investments	$4,794,976

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Inflation-Adjusted Bond Fund
December 31, 2016

Inflation-Adjusted Bond - Schedule of Investments
DECEMBER 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES — 83.9%
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27	79,493,829	93,191,967
U.S. Treasury Inflation Indexed Bonds, 1.75%, 1/15/28	62,926,133	70,314,165
U.S. Treasury Inflation Indexed Bonds, 3.625%, 4/15/28	45,931,878	60,449,613
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	28,174,896	34,015,749
U.S. Treasury Inflation Indexed Bonds, 3.875%, 4/15/29	29,846,684	40,845,545
U.S. Treasury Inflation Indexed Bonds, 3.375%, 4/15/32	25,270,800	34,968,823
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40	42,517,006	52,725,296
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41	63,574,272	79,243,359
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	77,016,960	73,030,100
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	47,529,273	43,587,480
U.S. Treasury Inflation Indexed Bonds, 1.375%, 2/15/44	87,811,257	95,949,692
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	32,897,082	30,999,117
U.S. Treasury Inflation Indexed Bonds, 1.00%, 2/15/46	3,009,266	3,024,050
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/18	101,425,140	102,371,944
U.S. Treasury Inflation Indexed Notes, 2.125%, 1/15/19(1)	33,548,244	35,457,642
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/19	107,535,960	108,903,495
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/19	60,336,133	64,268,601
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/20	109,096,141	110,255,615
U.S. Treasury Inflation Indexed Notes, 1.25%, 7/15/20	170,955,275	180,618,864
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21	52,545,576	55,156,723
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/21	102,168,501	105,491,429
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22	160,133,105	160,517,584
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22	97,538,368	97,853,710
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	127,542,870	126,690,501
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23	57,331,824	57,885,535
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	105,660,780	107,591,731
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24	66,980,452	65,848,415
U.S. Treasury Inflation Indexed Notes, 0.25%, 1/15/25	87,506,160	86,102,211
U.S. Treasury Inflation Indexed Notes, 2.375%, 1/15/25	130,902,836	150,386,022
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/25	71,855,715	71,494,496
U.S. Treasury Inflation Indexed Notes, 2.00%, 1/15/26	152,162,861	171,541,105
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/26	11,394,468	11,023,225
TOTAL U.S. TREASURY SECURITIES (Cost $2,492,259,314)		2,581,803,804
COMMERCIAL MORTGAGE-BACKED SECURITIES(2) — 4.5%
Bank of America Merrill Lynch Large Loan, Inc., Series 2015-200P, Class A SEQ, 3.22%, 4/14/33(3)	6,975,000	7,008,585
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(3)	8,625,000	8,736,846
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, VRN, 1.50%, 1/15/17(3)	7,600,000	7,567,832
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM SEQ, VRN, 4.43%, 1/1/17	7,100,000	7,577,986
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, VRN, 4.19%, 1/1/17	8,000,000	8,282,011
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, VRN, 3.60%, 1/1/17	6,575,000	6,616,526
Commercial Mortgage Trust, Series 2015-3BP, Class A, 3.18%, 2/10/35(3)	7,425,000	7,431,582
Commercial Mortgage Trust, Series 2015-LC21, Class AM, VRN, 4.04%, 1/1/17	4,500,000	4,677,597
Core Industrial Trust, Series 2015-WEST, Class A SEQ, 3.29%, 2/10/37(3)	10,000,000	10,026,427

GS Mortgage Securities Corp. II, Series 2015-GC28, Class A5, 3.40%, 2/10/48		10,000,000	10,179,840
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.17%, 1/10/17(3)		8,350,000	8,463,229
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class AS SEQ, 4.00%, 8/15/47		12,520,000	13,042,059
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4, 4.17%, 12/15/46		4,000,000	4,300,133
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class AS, 4.52%, 12/15/46		3,000,000	3,233,372
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class B, VRN, 2.10%, 1/15/17(3)		9,725,000	9,570,467
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4, 2.82%, 8/15/49		5,700,000	5,533,575
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class AS, 3.14%, 8/15/49		6,600,000	6,446,590
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A SEQ, 3.35%, 7/13/29(3)		8,575,000	8,863,173
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $138,116,285)			137,557,830
CORPORATE BONDS — 2.6%
Banks — 0.9%
Barclays Bank plc, MTN, 6.00%, 1/14/21	EUR	3,650,000	4,461,089
Branch Banking & Trust Co., 3.80%, 10/30/26		$650,000	667,785
Capital One Financial Corp., 2.45%, 4/24/19		700,000	704,542
Citigroup, Inc., 4.45%, 9/29/27		570,000	580,735
Commerzbank AG, MTN, 4.00%, 3/23/26	EUR	4,000,000	4,338,002
Cooperatieve Rabobank UA, MTN, 4.125%, 9/14/22	EUR	5,000,000	6,077,146
Danske Bank A/S, MTN, VRN, 2.75%, 5/19/21	EUR	3,800,000	4,267,700
JPMorgan Chase & Co., 3.125%, 1/23/25		$990,000	967,557
JPMorgan Chase & Co., 4.95%, 6/1/45		490,000	522,702
Santander Issuances SAU, MTN, 2.50%, 3/18/25	EUR	1,300,000	1,348,655
U.S. Bank N.A., 2.80%, 1/27/25		$500,000	487,817
Wells Fargo & Co., MTN, 4.60%, 4/1/21		990,000	1,063,532
Wells Fargo & Co., MTN, 3.55%, 9/29/25		500,000	499,050
Wells Fargo & Co., MTN, 4.65%, 11/4/44		250,000	246,156
			26,232,468
Biotechnology — 0.1%
Gilead Sciences, Inc., 4.40%, 12/1/21		990,000	1,064,795
Communications Equipment†
Cisco Systems, Inc., 3.00%, 6/15/22		500,000	509,497
Consumer Finance — 0.1%
American Express Credit Corp., 2.125%, 7/27/18		990,000	996,441
Capital One Bank USA N.A., 2.30%, 6/5/19		1,000,000	1,002,604
Caterpillar Financial Services Corp., MTN, 2.625%, 3/1/23		1,000,000	983,331
Synchrony Financial, 3.00%, 8/15/19		240,000	243,152
			3,225,528
Diversified Consumer Services†
Board of Trustees of The Leland Stanford Junior University (The), 3.46%, 5/1/47		490,000	462,694
Catholic Health Initiatives, 2.95%, 11/1/22		550,000	535,208
			997,902
Diversified Financial Services — 0.2%
BNP Paribas SA, MTN, VRN, 2.625%, 10/14/22	EUR	5,000,000	5,403,894
Credit Suisse Group Funding Guernsey Ltd., 4.875%, 5/15/45		$500,000	514,237
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44		490,000	515,411
			6,433,542
Diversified Telecommunication Services†
Verizon Communications, Inc., 4.40%, 11/1/34		130,000	128,506
Food Products†
Kraft Heinz Foods Co., 5.20%, 7/15/45		490,000	513,907

Unilever Capital Corp., 2.20%, 3/6/19		500,000	505,029
			1,018,936
Gas Utilities†
Enterprise Products Operating LLC, 3.75%, 2/15/25		1,000,000	1,016,526
Health Care Equipment and Supplies†
Becton Dickinson and Co., 3.73%, 12/15/24		250,000	255,859
Hotels, Restaurants and Leisure†
McDonald's Corp., MTN, 3.25%, 6/10/24		500,000	507,694
McDonald's Corp., MTN, 4.60%, 5/26/45		490,000	506,964
			1,014,658
Insurance — 0.2%
Allianz Finance II BV, MTN, VRN, 5.75%, 7/8/21	EUR	5,000,000	6,134,208
Chubb INA Holdings, Inc., 3.15%, 3/15/25		$1,000,000	996,182
			7,130,390
Machinery†
Deere & Co., 2.60%, 6/8/22		520,000	517,308
Media — 0.1%
Comcast Corp., 6.40%, 5/15/38		1,500,000	1,921,385
Time Warner, Inc., 3.60%, 7/15/25		740,000	736,217
Walt Disney Co. (The), MTN, 4.125%, 6/1/44		779,000	805,711
			3,463,313
Multi-Utilities — 0.3%
Dominion Resources, Inc., 6.40%, 6/15/18		3,250,000	3,447,554
Duke Energy Corp., 3.55%, 9/15/21		1,000,000	1,035,292
Duke Energy Progress LLC, 4.15%, 12/1/44		500,000	496,967
Georgia Power Co., 4.30%, 3/15/42		1,000,000	1,021,204
MidAmerican Energy Co., 4.40%, 10/15/44		690,000	733,229
Potomac Electric Power Co., 3.60%, 3/15/24		500,000	516,868
			7,251,114
Oil, Gas and Consumable Fuels — 0.5%
BP Capital Markets plc, 2.50%, 11/6/22		520,000	509,522
BP Capital Markets plc, 2.75%, 5/10/23		280,000	274,838
Chevron Corp., 2.43%, 6/24/20		150,000	151,482
CNOOC Nexen Finance 2014 ULC, 1.625%, 4/30/17		500,000	499,705
ConocoPhillips Co., 3.35%, 5/15/25		990,000	977,374
Lukoil International Finance BV, 4.75%, 11/2/26(3)		5,000,000	5,019,950
Occidental Petroleum Corp., 4.625%, 6/15/45		980,000	1,020,114
Petroleos Mexicanos, 4.625%, 9/21/23(3)		2,700,000	2,633,310
Petroleos Mexicanos, 4.875%, 1/18/24		3,800,000	3,694,018
Statoil ASA, 2.65%, 1/15/24		495,000	485,783
Total Capital International SA, 2.10%, 6/19/19		990,000	994,717
			16,260,813
Paper and Forest Products†
Georgia-Pacific LLC, 2.54%, 11/15/19(3)		250,000	252,240
Pharmaceuticals†
Roche Holdings, Inc., 3.35%, 9/30/24(3)		490,000	501,469
Road and Rail — 0.1%
Burlington Northern Santa Fe LLC, 3.00%, 4/1/25		1,000,000	997,265
Norfolk Southern Corp., 3.85%, 1/15/24		325,000	338,550

Union Pacific Corp., 3.25%, 1/15/25	490,000	497,873
		1,833,688
Software — 0.1%
Adobe Systems, Inc., 3.25%, 2/1/25	490,000	490,471
Microsoft Corp., 2.125%, 11/15/22	560,000	545,503
Oracle Corp., 2.65%, 7/15/26	370,000	351,112
		1,387,086
TOTAL CORPORATE BONDS (Cost $81,658,119)		80,495,638
COLLATERALIZED MORTGAGE OBLIGATIONS(2) — 2.2%
Private Sponsor Collateralized Mortgage Obligations — 1.6%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	523,032	531,668
ABN Amro Mortgage Corp., Series 2003-6, Class 1A4, 5.50%, 5/25/33	1,016,556	1,049,201
Cendant Mortgage Corp., Series 2003-6, Class A3, 5.25%, 7/25/33	1,837,639	1,844,415
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, VRN, 2.76%, 1/25/17	1,004,157	1,039,191
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	1,856,723	1,871,694
Credit Suisse Mortgage Trust, Series 2015-WIN1, Class A10, VRN, 3.50%, 1/1/17(3)	6,285,000	6,191,444
JPMorgan Mortgage Trust, Series 2014-5, Class A1, VRN, 3.00%, 1/1/17(3)	6,396,646	6,469,606
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.63%, 1/1/17	501,713	517,454
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 1/1/17	699,736	705,818
Sequoia Mortgage Trust, Series 2013-12, Class A1 SEQ, 4.00%, 12/25/43(3)	3,214,242	3,333,592
Sequoia Mortgage Trust, Series 2014-3, Class A14, VRN, 3.00%, 1/1/17(3)	4,274,597	4,323,541
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 3A2, VRN, 3.15%, 1/1/17	1,555,131	1,617,689
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 1.50%, 1/25/17	1,885,466	1,734,073
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	1,747,655	1,828,576
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 3.02%, 1/1/17	4,280,207	4,452,473
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A15, VRN, 3.01%, 1/1/17	9,350,299	9,650,929
WinWater Mortgage Loan Trust, Series 2014-1, Class A4 SEQ, VRN, 3.50%, 1/1/17(3)	3,509,846	3,546,158
		50,707,522
U.S. Government Agency Collateralized Mortgage Obligations — 0.6%
FHLMC, Series 2824, Class LB SEQ, 4.50%, 7/15/24	3,745,638	3,969,753
FNMA, Series 2016-C04, Class 1M2, VRN, 5.01%, 1/25/17	7,730,000	8,024,947
FNMA, Series 2016-C05, Class 2M2, VRN, 5.21%, 1/25/17	5,450,000	5,673,659
		17,668,359
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $67,846,686)		68,375,881
U.S. GOVERNMENT AGENCY SECURITIES — 1.4%
FHLMC, 6.25%, 7/15/32	9,450,000	13,010,051
FNMA, 6.625%, 11/15/30	22,100,000	30,733,078
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $48,015,770)		43,743,129
ASSET-BACKED SECURITIES(2) — 1.3%
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A SEQ, 2.10%, 3/20/19(3)	14,100,000	14,117,086
Chesapeake Funding LLC, Series 2014-1A, Class A, VRN, 1.07%, 1/9/17(3)	4,448,614	4,434,468
Enterprise Fleet Financing LLC, Series 2014-1, Class A2 SEQ, 0.87%, 9/20/19(3)	211,312	211,162
Hertz Fleet Lease Funding LP, Series 2013-3, Class B, VRN, 1.71%, 1/10/17(3)	4,275,000	4,277,344
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(3)	1,227,146	1,217,384
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(3)	6,446,494	6,328,331
MVW Owner Trust, Series 2013-1A, Class A SEQ, 2.15%, 4/22/30(3)	4,504,054	4,462,701
MVW Owner Trust, Series 2014-1A, Class A, 2.25%, 9/22/31(3)	3,603,866	3,560,594

Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(3)		2,508,245	2,497,072
TOTAL ASSET-BACKED SECURITIES (Cost $41,496,961)			41,106,142
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.8%
Portugal — 0.5%
Portugal Obrigacoes do Tesouro OT, 2.875%, 10/15/25(3)	EUR	14,750,000	14,756,344
Russia — 0.2%
Russian Foreign Bond - Eurobond, 12.75%, 6/24/28		$4,000,000	6,810,666
Saudi Arabia — 0.1%
Saudi Government International Bond, 2.375%, 10/26/21(3)		3,000,000	2,915,640
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $26,071,383)			24,482,650
MUNICIPAL SECURITIES — 0.1%
Bay Area Toll Authority Rev., 6.92%, 4/1/40		535,000	724,128
City Public Service Board of San Antonio Rev., 5.99%, 2/1/39		250,000	321,692
Los Angeles Community College District GO, 6.75%, 8/1/49		250,000	360,102
Los Angeles Department of Water & Power Rev., 5.72%, 7/1/39		295,000	361,183
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40		250,000	334,280
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51		250,000	277,750
Rutgers State University of New Jersey Rev., 5.67%, 5/1/40		270,000	317,793
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50		125,000	175,544
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32		250,000	302,998
TOTAL MUNICIPAL SECURITIES (Cost $3,025,359)			3,175,470
TEMPORARY CASH INVESTMENTS — 3.6%
Credit Agricole Corporate and Investment Bank, 0.53%, 1/3/17(4)		10,000,000	9,999,450
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.75% - 3.75%, 11/15/42 - 11/15/43, valued at $60,181,107), at 0.10%, dated 12/30/16, due 1/3/17 (Delivery value $58,998,656)			58,998,000
State Street Institutional U.S. Government Money Market Fund, Premier Class		42,556,102	42,556,102
TOTAL TEMPORARY CASH INVESTMENTS (Cost $111,553,813)			111,553,552
TOTAL INVESTMENT SECURITIES — 100.4% (Cost $3,010,043,690)			3,092,294,096
OTHER ASSETS AND LIABILITIES — (0.4)%			(12,883,975)
TOTAL NET ASSETS — 100.0%			$3,079,410,121

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	47,062,674	EUR	43,632,302	JPMorgan Chase Bank N.A.	3/15/17	973,133

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
423	U.S. Treasury 2-Year Notes	March 2017	91,658,813	(21,728)
209	U.S. Treasury 5-Year Notes	March 2017	24,591,789	(38,025)
119	U.S. Treasury 10-Year Notes	March 2017	14,789,469	(31,877)
			131,040,071	(91,630)
Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
251	U.S. Treasury Long Bonds	March 2017	37,814,719	75,883

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Notional Amount ($)	Floating Rate Referenced Index	Pay/Receive Total Return of Referenced Index	Fixed Rate (%)	Termination Date	Value ($)
Bank of America N.A.	4,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.42	04/01/18	(270,809)
Bank of America N.A.	8,700,000	U.S. CPI Urban Consumers NSA Index	Receive	2.51	03/30/19	(711,935)
Bank of America N.A.	5,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.66	12/04/19	(514,410)
Bank of America N.A.	50,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.62	03/18/20	(4,974,752)
Bank of America N.A.	12,800,000	U.S. CPI Urban Consumers NSA Index	Receive	1.41	08/27/20	319,388
Bank of America N.A.	4,500,000	U.S. CPI Urban Consumers NSA Index	Receive	2.67	04/01/22	(528,586)
Bank of America N.A.	11,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.53	08/19/24	(771,141)
Bank of America N.A.	29,900,000	U.S. CPI Urban Consumers NSA Index	Receive	2.08	03/03/25	(58,084)
Bank of America N.A.	24,500,000	U.S. CPI Urban Consumers NSA Index	Receive	2.14	07/02/25	(1,512)
Bank of America N.A.	15,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.79	08/27/25	471,733
Bank of America N.A.	10,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.26	11/15/26	48,535
Bank of America N.A.	10,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.29	11/16/26	22,603
Bank of America N.A.	9,500,000	U.S. CPI Urban Consumers NSA Index	Receive	2.28	11/21/26	31,849
Barclays Bank plc	24,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.74	04/25/17	(2,799,430)
Barclays Bank plc	39,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.71	02/05/20	104,387
Barclays Bank plc	16,300,000	U.S. CPI Urban Consumers NSA Index	Receive	2.59	07/23/24	(1,250,704)
Barclays Bank plc	10,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.36	09/29/24	(507,008)
Barclays Bank plc	15,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.31	09/30/24	(674,636)
Barclays Bank plc	12,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.25	11/15/26	72,682
Barclays Bank plc	12,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.28	11/16/26	34,361
Barclays Bank plc	12,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.26	11/21/26	55,283
Barclays Bank plc	19,200,000	U.S. CPI Urban Consumers NSA Index	Receive	2.90	12/21/27	(4,259,227)
Barclays Bank plc	15,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.78	07/02/44	(2,800,535)
Goldman Sachs & Co.	12,300,000	U.S. CPI Urban Consumers NSA Index	Receive	2.25	11/15/26	78,197
Goldman Sachs & Co.	12,300,000	U.S. CPI Urban Consumers NSA Index	Receive	2.28	11/16/26	33,984
Morgan Stanley & Co.	1,500,000	U.S. CPI Urban Consumers NSA Index	Receive	2.24	11/15/26	9,912
Morgan Stanley & Co.	1,500,000	U.S. CPI Urban Consumers NSA Index	Receive	2.28	11/16/26	4,898
						(18,834,957)

NOTES TO SCHEDULE OF INVESTMENTS
CPI	-	Consumer Price Index
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GO	-	General Obligation
MTN	-	Medium Term Note
NSA	-	Not Seasonally Adjusted
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $20,018,137.

(2)	Final maturity date indicated, unless otherwise noted.

(3)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $158,717,577, which represented 5.2% of total net assets.

(4)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Treasury Securities	—	2,581,803,804	—
Commercial Mortgage-Backed Securities	—	137,557,830	—
Corporate Bonds	—	80,495,638	—
Collateralized Mortgage Obligations	—	68,375,881	—
U.S. Government Agency Securities	—	43,743,129	—
Asset-Backed Securities	—	41,106,142	—
Sovereign Governments and Agencies	—	24,482,650	—
Municipal Securities	—	3,175,470	—
Temporary Cash Investments	42,556,102	68,997,450	—
	42,556,102	3,049,737,994	—
Other Financial Instruments
Futures Contracts	75,883	—	—
Swap Agreements	—	1,287,812	—
Forward Foreign Currency Exchange Contracts	—	973,133	—
	75,883	2,260,945	—

Liabilities
Other Financial Instruments
Futures Contracts	91,630	—	—
Swap Agreements	—	20,122,769	—
	91,630	20,122,769	—

3. Federal Tax Information

As of December 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$3,011,309,676
Gross tax appreciation of investments	$111,820,435
Gross tax depreciation of investments	(30,836,015)
Net tax appreciation (depreciation) of investments	$80,984,420

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Short-Term Government Fund
December 31, 2016

Short-Term Government - Schedule of Investments
DECEMBER 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES — 59.6%
U.S. Treasury Bills, 0.87%, 12/7/17(1)	4,500,000	4,466,304
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/20	7,637,762	7,718,936
U.S. Treasury Inflation Indexed Notes, 1.25%, 7/15/20	8,201,420	8,665,022
U.S. Treasury Notes, 0.875%, 1/31/18(2)	16,500,000	16,489,374
U.S. Treasury Notes, 1.00%, 2/15/18	7,800,000	7,803,510
U.S. Treasury Notes, 2.625%, 4/30/18	1,800,000	1,838,363
U.S. Treasury Notes, 1.375%, 6/30/18	1,500,000	1,507,020
U.S. Treasury Notes, 1.375%, 7/31/18	19,800,000	19,888,506
U.S. Treasury Notes, 0.75%, 8/31/18	8,500,000	8,446,569
U.S. Treasury Notes, 0.75%, 10/31/18	11,100,000	11,019,658
U.S. Treasury Notes, 1.25%, 10/31/18	12,600,000	12,619,770
U.S. Treasury Notes, 1.25%, 11/15/18	10,300,000	10,315,265
U.S. Treasury Notes, 1.00%, 11/30/18	6,500,000	6,478,602
U.S. Treasury Notes, 1.375%, 11/30/18	4,000,000	4,014,172
U.S. Treasury Notes, 1.50%, 2/28/19	16,700,000	16,789,462
U.S. Treasury Notes, 1.625%, 7/31/19	6,000,000	6,040,674
U.S. Treasury Notes, 1.75%, 9/30/19	3,400,000	3,432,558
U.S. Treasury Notes, 1.375%, 12/15/19	3,300,000	3,290,575
TOTAL U.S. TREASURY SECURITIES (Cost $151,097,079)		150,824,340
COLLATERALIZED MORTGAGE OBLIGATIONS(3) — 25.4%
FHLMC, Series 2650, Class PN, 4.50%, 12/15/32	781,535	803,762
FHLMC, Series 3114, Class FT, VRN, 1.05%, 1/15/17	959,362	956,307
FHLMC, Series 3149, Class LF, VRN, 1.00%, 1/15/17	2,238,226	2,229,305
FHLMC, Series 3200, Class FP, VRN, 0.90%, 1/15/17	1,355,207	1,343,666
FHLMC, Series 3206, Class FE, VRN, 1.10%, 1/15/17	842,652	842,764
FHLMC, Series 3213, Class LF, VRN, 0.92%, 1/15/17	1,921,432	1,909,649
FHLMC, Series 3231, Class FA, VRN, 1.10%, 1/15/17	755,308	755,091
FHLMC, Series 3301, Class FA, VRN, 1.00%, 1/15/17	736,435	732,536
FHLMC, Series 3380, Class FP, VRN, 1.05%, 1/15/17	969,047	966,960
FHLMC, Series 3501, Class AC SEQ, 4.00%, 8/15/23	94,096	94,464
FHLMC, Series 3508, Class PF, VRN, 1.55%, 1/15/17	810,587	823,354
FHLMC, Series 3587, Class FB, VRN, 1.48%, 1/15/17	886,154	898,974
FHLMC, Series 3831, Class CG, 3.00%, 10/15/18	127,308	128,735
FHLMC, Series 3842, Class JB, 2.00%, 9/15/18	411,336	412,510
FHLMC, Series K037, Class A1 SEQ, 2.59%, 4/25/23	1,538,679	1,564,317
FHLMC, Series K039, Class A1, 2.68%, 12/25/23	2,699,521	2,752,479
FHLMC, Series K043, Class A1 SEQ, 2.53%, 10/25/23	1,370,515	1,385,717
FHLMC, Series K716, Class A1, 2.41%, 8/25/47	1,848,028	1,874,278
FHLMC, Series K718, Class A1 SEQ, 2.375%, 9/25/21	3,068,717	3,105,938
FHLMC, Series K722, Class A1, 2.18%, 5/25/22	1,289,852	1,287,941
FHLMC, Series KP03, Class A2 SEQ, 1.78%, 7/25/19	2,000,000	1,993,700
FNMA, Series 2003-108, Class BE SEQ, 4.00%, 11/25/18	141,058	142,893
FNMA, Series 2003-123, Class AY SEQ, 4.00%, 12/25/18	319,045	323,840
FNMA, Series 2003-125, Class AY SEQ, 4.00%, 12/25/18	604,463	614,775
FNMA, Series 2003-128, Class NG, 4.00%, 1/25/19	197,189	199,600
FNMA, Series 2003-17, Class FN, VRN, 1.06%, 1/25/17	164,777	164,657
FNMA, Series 2004-17, Class CJ SEQ, 4.00%, 4/25/19	454,333	459,880

FNMA, Series 2004-28, Class FE, VRN, 1.11%, 1/25/17	3,240,946	3,239,451
FNMA, Series 2004-32, Class AY SEQ, 4.00%, 5/25/19	365,798	373,957
FNMA, Series 2004-52, Class PF, VRN, 1.21%, 1/25/17	288,428	289,383
FNMA, Series 2006-11, Class FA, VRN, 1.06%, 1/25/17	689,187	686,433
FNMA, Series 2006-60, Class KF, VRN, 1.06%, 1/25/17	1,526,596	1,520,433
FNMA, Series 2006-72, Class TE, VRN, 1.06%, 1/25/17	917,889	914,736
FNMA, Series 2008-77, Class EB SEQ, 4.50%, 9/25/23	255,094	264,084
FNMA, Series 2008-9, Class FA, VRN, 1.26%, 1/25/17	2,417,798	2,428,541
FNMA, Series 2009-33, Class FB, VRN, 1.58%, 1/25/17	982,753	1,000,411
FNMA, Series 2009-87, Class HF, VRN, 1.61%, 1/25/17	397,655	405,359
FNMA, Series 2009-89, Class FD, VRN, 1.36%, 1/25/17	512,387	516,652
FNMA, Series 2010-12, Class AC SEQ, 2.50%, 12/25/18	239,630	241,065
FNMA, Series 2011-3, Class EL, 3.00%, 5/25/20	101,095	102,353
FNMA, Series 2011-71, Class DJ SEQ, 3.00%, 3/25/25	189,870	191,802
FNMA, Series 2013-M11, Class FA SEQ, VRN, 1.09%, 1/25/17	599,907	600,833
FNMA, Series 2014-M10, Class ASQ1, 1.52%, 9/25/19	2,275,013	2,267,457
FNMA, Series 2014-M12, Class ASV1, 1.93%, 10/25/21	1,820,364	1,825,600
FNMA, Series 2014-M4, Class ASQ2 SEQ, 1.27%, 1/25/17	117,607	117,507
FNMA, Series 2015-M12, Class FA, VRN, 0.87%, 1/1/17	3,089,882	3,095,389
FNMA, Series 2015-M13, Class ASQ2, 1.65%, 9/25/19	1,700,000	1,698,392
FNMA, Series 2015-M7, Class ASQ2, 1.55%, 4/25/18	1,150,000	1,150,879
FNMA, Series 2015-M8, Class FA, VRN, 0.70%, 1/1/17	3,169,782	3,168,587
FNMA, Series 2016-11, Class FB, VRN, 1.08%, 1/1/17	1,194,499	1,200,021
FNMA, Series 2016-M13, Class FA, VRN, 1.23%, 1/25/17	1,400,000	1,399,562
FNMA, Series 2016-M2, Class FA, VRN, 1.38%, 1/1/17	1,686,403	1,704,852
GNMA, Series 2010-14, Class QF, VRN, 1.16%, 1/16/17	1,286,035	1,291,025
GNMA, Series 2012-105, Class FE, VRN, 1.04%, 1/20/17	2,445,289	2,434,936
GNMA, Series 2016-68, Class MF, VRN, 0.92%, 1/1/17	1,406,324	1,405,648
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $64,458,884)		64,303,440
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(3) — 10.0%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 9.8%
FHLMC, VRN, 2.04%, 1/15/17	548,725	576,001
FHLMC, VRN, 2.05%, 1/15/17	796,639	809,511
FHLMC, VRN, 2.25%, 1/15/17	13,736	13,766
FHLMC, VRN, 2.31%, 1/15/17	492,366	496,326
FHLMC, VRN, 2.51%, 1/15/17	827,366	849,973
FHLMC, VRN, 2.59%, 1/15/17	580,542	591,219
FHLMC, VRN, 2.60%, 1/15/17	9,262	9,302
FHLMC, VRN, 2.62%, 1/15/17	1,262,491	1,294,082
FHLMC, VRN, 2.68%, 1/15/17	165,255	174,650
FHLMC, VRN, 2.73%, 1/15/17	393,479	419,703
FHLMC, VRN, 2.78%, 1/15/17	362,019	382,749
FHLMC, VRN, 2.81%, 1/15/17	103,528	109,263
FHLMC, VRN, 2.87%, 1/15/17	690,085	709,135
FHLMC, VRN, 2.89%, 1/15/17	2,145,249	2,273,042
FHLMC, VRN, 2.97%, 1/15/17	147,649	155,183
FHLMC, VRN, 3.01%, 1/15/17	135,205	143,258
FHLMC, VRN, 3.13%, 1/15/17	464,603	489,529
FHLMC, VRN, 3.13%, 1/15/17	23,385	23,501
FHLMC, VRN, 3.20%, 1/15/17	751,493	768,939
FHLMC, VRN, 3.77%, 1/15/17	861,604	891,968
FHLMC, VRN, 4.07%, 1/15/17	240,777	248,977
FHLMC, VRN, 4.71%, 1/15/17	81,640	85,031

FNMA, VRN, 2.06%, 1/25/17	1,026,365	1,068,880
FNMA, VRN, 2.18%, 1/25/17	5,128	5,216
FNMA, VRN, 2.375%, 1/25/17	535	537
FNMA, VRN, 2.42%, 1/25/17	458,848	465,512
FNMA, VRN, 2.44%, 1/25/17	3,462	3,459
FNMA, VRN, 2.50%, 1/25/17	207	208
FNMA, VRN, 2.51%, 1/25/17	395,219	410,220
FNMA, VRN, 2.54%, 1/25/17	1,135	1,151
FNMA, VRN, 2.56%, 1/25/17	876,119	914,548
FNMA, VRN, 2.58%, 1/25/17	15,940	16,014
FNMA, VRN, 2.58%, 1/25/17	4,633	4,658
FNMA, VRN, 2.59%, 1/25/17	382,302	398,633
FNMA, VRN, 2.61%, 1/25/17	96,829	102,329
FNMA, VRN, 2.62%, 1/25/17	682,741	693,773
FNMA, VRN, 2.625%, 1/25/17	1,039	1,041
FNMA, VRN, 2.67%, 1/25/17	1,628,105	1,672,892
FNMA, VRN, 2.69%, 1/25/17	8,608	9,136
FNMA, VRN, 2.76%, 1/25/17	695,427	705,170
FNMA, VRN, 2.77%, 1/25/17	1,481,586	1,510,108
FNMA, VRN, 2.80%, 1/25/17	473,743	495,297
FNMA, VRN, 2.81%, 1/25/17	467,975	487,210
FNMA, VRN, 2.81%, 1/25/17	703,664	733,915
FNMA, VRN, 2.81%, 1/25/17	104,804	109,278
FNMA, VRN, 2.81%, 1/25/17	462,863	482,416
FNMA, VRN, 2.85%, 1/25/17	73,551	75,344
FNMA, VRN, 2.875%, 1/25/17	1,178	1,200
FNMA, VRN, 3.02%, 1/25/17	694,175	715,459
FNMA, VRN, 3.10%, 1/25/17	56,411	59,204
FNMA, VRN, 3.20%, 1/25/17	579,061	611,286
FNMA, VRN, 3.33%, 1/25/17	1,133,047	1,173,526
FNMA, VRN, 3.53%, 1/25/17	320	322
FNMA, VRN, 3.60%, 1/25/17	217,486	226,750
FNMA, VRN, 4.10%, 1/25/17	46	46
FNMA, VRN, 4.10%, 1/25/17	2,578	2,582
FNMA, VRN, 4.77%, 1/25/17	133,836	141,544
FNMA, VRN, 6.03%, 1/25/17	888	885
GNMA, VRN, 2.50%, 1/1/17	6,367	6,496
GNMA, VRN, 3.00%, 1/1/17	18,119	18,159
		24,839,512
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 0.2%
FHLMC, 5.50%, 11/1/17	19,291	19,502
FNMA, 7.00%, 5/1/32	150,875	166,952
FNMA, 7.00%, 5/1/32	106,047	117,405
FNMA, 7.00%, 6/1/32	19,526	21,560
FNMA, 7.00%, 6/1/32	95,020	107,044
FNMA, 7.00%, 8/1/32	23,359	23,590
GNMA, 9.50%, 11/20/19	1,281	1,287
		457,340
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $25,113,539)		25,296,852
U.S. GOVERNMENT AGENCY SECURITIES — 4.5%
FHLB, 1.00%, 6/21/17	84,000	84,130
FHLB, 1.25%, 1/16/19	3,300,000	3,297,914
FHLB, 1.875%, 11/29/21	800,000	794,857

FNMA, 0.875%, 8/2/19	2,700,000	2,662,303
FNMA, 1.00%, 8/28/19	2,700,000	2,669,809
FNMA, 1.00%, 10/24/19	1,800,000	1,774,940
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $11,368,516)		11,283,953
TEMPORARY CASH INVESTMENTS — 0.8%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 11/15/43, valued at $1,120,608), at 0.10%, dated 12/30/16, due 1/3/17 (Delivery value $1,095,012)		1,095,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	840,105	840,105
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,935,105)		1,935,105
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $253,973,123)		253,643,690
OTHER ASSETS AND LIABILITIES — (0.3)%		(846,309)
TOTAL NET ASSETS — 100.0%		$252,797,381

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
276	U.S. Treasury 2-Year Notes	March 2017	59,805,750	(15,012)
Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
85	U.S. Treasury 5-Year Notes	March 2017	10,001,445	26,601

NOTES TO SCHEDULE OF INVESTMENTS
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	The rate indicated is the yield to maturity at purchase.

(2)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $134,374.

(3)	Final maturity date indicated, unless otherwise noted.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Treasury Securities	—	150,824,340	—
Collateralized Mortgage Obligations	—	64,303,440	—
U.S. Government Agency Mortgage-Backed Securities	—	25,296,852	—
U.S. Government Agency Securities	—	11,283,953	—
Temporary Cash Investments	840,105	1,095,000	—
	840,105	252,803,585	—
Other Financial Instruments
Futures Contracts	26,601	—	—

Liabilities
Other Financial Instruments
Futures Contracts	15,012	—	—

3. Federal Tax Information

As of December 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$254,020,612
Gross tax appreciation of investments	$454,381
Gross tax depreciation of investments	(831,303)
Net tax appreciation (depreciation) of investments	$(376,922)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Government Income Trust

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	February 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	February 27, 2017

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	February 27, 2017